Note 11 - Stockholders' Equity, Stock Options and Warrants (Details Textual)				2 Months Ended	12 Months Ended
	Jul. 25, 2024 USD ($) $ / shares shares	Apr. 19, 2023 shares	Mar. 16, 2023 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 03, 2024 USD ($) $ / shares
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.01	$ 0.01	$ 0.01
Proceeds from Issuance of Common Stock | $					$ 4,960,562	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 8.92	$ 21.52
Class of Warrant or Right, Exercised During Period, Exercise Price | $ / shares					$ 1.32
Payments of Stock Issuance Costs | $					$ 870,960	$ (0)
Preferred Stock, Shares Authorized (in shares)					20,000,000	20,000,000
Common Stock, Shares Authorized (in shares)		200,000,000			200,000,000	200,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number					43,576	46,814
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares					$ 82.74	$ 83.61
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term					4 years 5 months 19 days	5 years 6 months 21 days
Class of Warrant or Right Number of Warrants Vested and Exercisable					2,750,429	1,806,589
Share-Based Payment Arrangement, Expense | $					$ 906	$ 330
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $					$ 0
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.07
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 125
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)					3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)					10 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		20
Reverse Stock Split [Member] | Minimum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		2
Reverse Stock Split [Member] | Maximum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		25
Series F Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			79,404
Preferred Stock, Shares Authorized (in shares)			80,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.01		$ 0.01
Preferred Stock Dividends, Shares Per Share (in shares)			1
Preferred Stock, Voting Rights Per Share (in shares)			1,000,000
Preferred Stock, Shares Outstanding		0
Series F Preferred Stock [Member] | O 2023 Q1 Dividends [Member]
Dividends Payable, Date of Record			Mar. 27, 2023
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)					2,300,000	2,300,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding					79,246	79,246
Preferred Stock, Conversion Rate					16
The February 2021, June 2021, and May 2022 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	958,117
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 14
Class of Warrant or Right, Exercised During Period, Exercise Price | $ / shares	$ 1.32
Proceeds from Warrant Exercises | $	$ 1,265,000
Payments of Stock Issuance Costs | $	$ 594,033
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	958,117
Warrants and Rights Outstanding, Term	5 years
Series B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	958,117
Warrants and Rights Outstanding, Term	18 months
Series A and Series B Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.07
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	67,068
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.65
Warrants and Rights Outstanding, Term	5 years
Warrants or Rights, Commissions, Percent	7.00%
Warrants or Rights, Management Fee, Percent	1.00%
Warrants or Rights, Issuance Expenses | $	$ 35,000
Warrants or Rights, Clearing Fees | $	$ 15,950
Warrants or Rights, Placement Agent Fee, Percent	700.00%
Sales Agreement [Member]
Sale of Stock, Maximum Amount | $							$ 3,696,000
Sale of Stock, Commissions, Percent							3.00%
Stock Issued During Period, Shares, New Issues				1,607,100
Shares Issued, Price Per Share | $ / shares				$ 2.3
Proceeds from Issuance of Common Stock | $				$ 3,696,000